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                        Integrity Life Insurance Company
                             515 West Market Street
                              Louisville, KY 40202



May 7, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

RE:      Separate Account Ten of Integrity Life Insurance Company
         Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 333-46389

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1993 we hereby certify that the form of Prospectus and Statement of Additional Information for the Pinnacle Variable Annuity that would have been filed pursuant to Rule 497(c) would not have differed from that in the Registrant's post-effective amendment number 3 to its Registration Statement on Form N-3, which was filed electronically on April 30, 2001.

Sincerely


/S/ Kevin L. Howard
Kevin L. Howard
Senior Vice President and Counsel